Retirement Plans (Schedule Of Amounts Recognized In Balance Sheet) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Non-current liability	$ (3,400)	$ (3,548)
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-current asset	0	0
Current liability	(40)	(22)
Non-current liability	(3,331)	(3,493)
Amounts recognized in the consolidated balance sheet	(3,371)	(3,515)
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-current asset	6	7
Current liability	(3)	(2)
Non-current liability	(69)	(54)
Amounts recognized in the consolidated balance sheet	$ (66)	$ (49)